Benefit Plans - Summary of Benefit Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Benefit Plans
2024	$ 316
2025	339
2026	312
2027	635
2028	529
2029-2033	5,104
Total	$ 7,235